Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 572	$ 2,109
Share-based payments	686	36
Director compensation (included in salaries)	58	54
Related party transaction, due from (to) related party	$ 1,316	$ 2,199